Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Ordinary Shares Par Value	$ 0.0001	$ 0.0001
Ordinary Shares Authorized	800,000,000	500,000,000
Ordinary Shares Issued	153,543,910	8,363,719
Ordinary Shares Outstanding	153,543,910	8,363,719
Series A Convertible Preferred Shares [Member]
Temporary Stock Par Value	$ 0.0001	$ 0.0001
Temporary Shares Authorized	0	30,227,056
Temporary Shares Issued	0	30,227,056
Temporary Shares Outstanding	0	30,227,056
Series B Convertible Preferred Shares [Member]
Temporary Stock Par Value	$ 0.0001	$ 0.0001
Temporary Shares Authorized		30,305,212
Temporary Shares Issued	0	30,305,212
Temporary Shares Outstanding	0	30,305,212
Series C Convertible Preferred Shares [Member]
Temporary Stock Par Value	$ 0.0001	$ 0.0001
Temporary Shares Authorized	0	31,046,360
Temporary Shares Issued	0	31,046,360
Temporary Shares Outstanding	0	31,046,360
Series C-1 Convertible Preferred Shares [Member]
Temporary Stock Par Value	$ 0.0001	$ 0.0001
Temporary Shares Authorized		3,857,143
Temporary Shares Issued	0	3,857,143
Temporary Shares Outstanding	0	3,857,143